Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
			December 31, 2014
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$383,473	$423,164	$459,267	$1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	383,473	423,164	98,710	905,347
Goodwill recognized on acquisitions, during the year	11,594	68,244	-	79,838
Goodwill adjustments in respect of prior year acquisitions, during the year	-	526	-	526
Goodwill transferred to net assets held for sale, during the year	-	-	(15,949)	(15,949)
Foreign currency exchange adjustment, for the year	(32,468)	-	-	(32,468)

Goodwill, stated at cost	362,599	491,934	443,318	1,297,851
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$362,599	$491,934	$82,761	$937,294

			December 31, 2013
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$409,296	$421,108	$459,267	$1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	409,296	421,108	98,710	929,114
Goodwill recognized on acquisitions, during the year	371	474	-	845
Goodwill adjustments in respect of prior year acquisitions, during the year	272	1,582	-	1,854
Foreign currency exchange adjustment, for the year	(26,466)	-	-	(26,466)

Goodwill, stated at cost	383,473	423,164	459,267	1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$383,473	$423,164	$98,710	$905,347